Genreal and Administrative Expenses	12 Months Ended
Dec. 31, 2016
Genreal and Administrative Expenses [Abstract]
GENREAL AND ADMINISTRATIVE EXPENSES

NOTE 10 – GENREAL AND ADMINISTRATIVE EXPENSES:

Composition:

	Year ended December 31,
	2016	2015	2014
	(U.S. dollar in thousands)

Legal fees	3,849	36	17
Professional services fees	2,821	339	112
Settlement in connection in one of the legal proceedings (see note 8a1.)	1,664	-	-
Salaries and related	681	224	137
Fraud from an unrelated third party (see note 8e.)	-	462	-
Impairment of fixed assets	114	-	-
Office maintenance (including rent)	98	59	46
Others	435	197	157

	9.662	1,317	469